PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
VAT-input deductible	¥ 75,624		¥ 74,746	¥ 64,237
Prepaid non-banking financing partners service fees	12,705		21,335	26,295
Prepaid consulting and professional service fees	12,264		13,124	37,236
Prepaid marketing expense	11,744		12,627	218,145
Prepaid rental expense	6,484		16,560	46,581
Others	18,327		20,516	24,820
Total prepaid expenses and other current assets	¥ 137,148	$ 19,369	¥ 158,908	¥ 417,314